Omnibus Incentive Compensation Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					8 Months Ended	12 Months Ended	8 Months Ended		2 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 22, 2010 Partnerships Omnibus Incentive Compensation Plan	Apr. 29, 2008 Partnerships Omnibus Incentive Compensation Plan	Aug. 25, 2010 Partnerships Omnibus Incentive Compensation Plan Employees	Dec. 31, 2013 Partnerships Omnibus Incentive Compensation Plan Employees	Aug. 31, 2010 Partnerships Omnibus Incentive Compensation Plan Non Employees	Dec. 31, 2013 Partnerships Omnibus Incentive Compensation Plan Non Employees	Mar. 01, 2010 Crude Carriers Corp. Equity Incentive Plan	Dec. 31, 2013 Crude Carriers Corp. Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Non Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Independent Committee	Dec. 31, 2013 Employee equity compensation	Dec. 31, 2012 Employee equity compensation	Dec. 31, 2011 Employee equity compensation	Dec. 31, 2013 Non-Employee equity compensation	Dec. 31, 2012 Non-Employee equity compensation	Dec. 31, 2011 Non-Employee equity compensation
Units / Shares authorized				800,000	500,000					400,000
Units granted						448,000		347,200		399,400
Number of annual installments							3				3
Vesting date of remaining awards									2013-08-31		2013-08-31
Shares exchange ratio												1.56
Unvested shares													205,000	194,400		0	338,135		0	650,464
Number of units converted													319,800	303,264
Vested shares															20,000	338,135			650,464
Number of units vested and converted															31,200
Share based compensation	$ 3,528	$ 3,826	$ 2,455													$ 1,216	$ 1,834	$ 1,358	$ 2,312	$ 1,992	$ 1,097